Commitments and Contingencies - Minimum lease payments (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Future minimum lease payments under non-cancelable leases
2021 (remaining 3 months)	$ 46,413
2022	187,739	$ 184,239
2023	189,374	187,739
2024	155,242	189,374
2025	81,107	155,242
Thereafter	82,326
Total lease payments	742,201	880,026
Less: Imputed Interest	(182,863)	(240,458)
Total operating lease liability	$ 559,338	$ 639,568	$ 735,672